Summary of significant accounting policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Software development costs	$ 19,500,575	$ 21,561,433	$ 20,351,460	$ 17,628,758	$ 16,810,802	$ 16,055,557
Goodwill, impairment loss	$ 0